INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
PRC tax rate	25.00%	25.00%	25.00%
Tax (credit) provision at PRC enterprise income tax rate	$ (8,181)	$ 197	$ (370)
Expenses not deductible for tax purpose	3,701	403	1,224
Share-based compensation not deductible for tax purpose	11	123	366
Income not taxable for tax purposes	(5,146)	(1,005)	(599)
Net change in valuation allowance	4,299	1,682	1,623
Effect of tax exemption and preferential income tax rate granted to PRC subsidiaries	3,857	(930)	(911)
Effect of the different income tax rates in other jurisdictions	301	204	21
Effect of withholding tax on undistributed earnings	(762)	400	349
Effect of withholding tax on American Depository Shares ("ADS") reimbursement income			150
Utilization of tax loss previously not recognized		(685)	(979)
Overprovision in prior year	(90)	(78)	(81)
Others	214	92	(21)
Total income tax expense	$ (1,796)	$ 403	$ 772